SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	1,905,000	1,915,000
Average Exercise Price, Beginning Balance	$ 0.56	$ 1.01
Average Remaining Contractual Life (Years), Outstanding	8 years 2 months 19 days	4 years 8 months 26 days	2 years 9 months 14 days
Number of Options Outstanding, Issued	420,000	420,000
Average Exercise Price, Issued		$ 0.15
Average Remaining Contractual Life (Years), Issued	8 years 11 months 23 days	6 years 11 months 15 days
Number of Options Outstanding, Exercised	1,115,000	430,000
Average Exercise Price, Exercised	$ 0.98	$ 1.00
Number of Options Outstanding, Ending Balance	1,210,000	1,905,000	1,915,000
Average Exercise Price, Ending Balance	$ 0.04	$ 0.56	$ 1.01